JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.4%
Aerospace & Defense — 4.2%
Boeing Co. (The)	1,250	475,701
TransDigm Group, Inc. (a)	354	184,057

		659,758

Automobiles — 0.2%
Tesla, Inc. * (a)	109	26,183

Beverages — 1.1%
Monster Beverage Corp. *	3,111	180,628

Biotechnology — 1.4%
Exact Sciences Corp. * (a)	2,221	200,675
Moderna, Inc. * (a)	1,501	23,899
Regeneron Pharmaceuticals, Inc. *	16	4,300

		228,874

Capital Markets — 6.2%
Charles Schwab Corp. (The)	3,049	127,524
Intercontinental Exchange, Inc.	1,239	114,316
MarketAxess Holdings, Inc.	851	278,833
MSCI, Inc.	567	123,508
S&P Global, Inc.	1,400	342,923

		987,104

Chemicals — 2.6%
Air Products & Chemicals, Inc.	973	215,892
Ecolab, Inc.	260	51,400
Sherwin-Williams Co. (The)	271	149,180

		416,472

Electrical Equipment — 0.8%
Rockwell Automation, Inc.	742	122,249

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	1,518	146,497

Entertainment — 1.6%
Netflix, Inc.*	954	255,202

Equity Real Estate Investment Trusts (REITs) — 0.8%
Equinix, Inc.	232	134,019

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	636	183,238

Health Care Equipment & Supplies — 5.5%
Abbott Laboratories	1,487	124,409
ABIOMED, Inc. *	165	29,316
Becton Dickinson and Co.	109	27,547
Boston Scientific Corp. *	5,987	243,591
DexCom, Inc. * (a)	1,387	206,966
Intuitive Surgical, Inc. *	455	245,601

		877,430

Health Care Technology — 1.7%
Veeva Systems, Inc., Class A *	1,783	272,292

Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc. *	271	227,347
Starbucks Corp.	3,669	324,440

		551,787

Industrial Conglomerates — 3.3%
Honeywell International, Inc.	1,226	207,473
Roper Technologies, Inc.	878	312,988

		520,461

Interactive Media & Services — 7.2%
Alphabet, Inc., Class C *	555	676,133
Facebook, Inc., Class A *	584	104,057
Match Group, Inc. (a)	3,659	261,413
Twitter, Inc. *	2,234	92,024

		1,133,627

Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc. *	395	684,825
Booking Holdings, Inc. *	71	138,560
GrubHub, Inc. * (a)	152	8,516
MercadoLibre, Inc. (Argentina) *	675	372,025
Wayfair, Inc., Class A * (a)	730	81,859

		1,285,785

IT Services — 10.4%
Fidelity National Information Services, Inc.	965	128,115
Mastercard, Inc., Class A	2,447	664,532
PayPal Holdings, Inc. *	3,713	384,604
Shopify, Inc., Class A (Canada) *	941	293,303
Twilio, Inc., Class A * (a)	1,418	155,912
Visa, Inc., Class A	94	16,169

		1,642,635

Life Sciences Tools & Services — 2.3%
Illumina, Inc. *	429	130,503
Thermo Fisher Scientific, Inc.	775	225,664

		356,167

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	1,160	230,742

Professional Services — 1.9%
CoStar Group, Inc. *	511	303,303

Road & Rail — 1.7%
Lyft, Inc., Class A *	243	9,932
Norfolk Southern Corp.	1,462	262,717

		272,649

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc. *	7,269	210,731
NVIDIA Corp.	727	126,561
QUALCOMM, Inc.	872	66,547
Texas Instruments, Inc.	2,409	311,339
Xilinx, Inc.	1,531	146,813

		861,991

Software — 15.7%
Atlassian Corp. plc, Class A * (a)	2,263	283,858
Microsoft Corp.	7,761	1,079,054
salesforce.com, Inc. *	530	78,673
ServiceNow, Inc. *	1,689	428,791
Synopsys, Inc. *	1,799	246,926
Trade Desk, Inc. (The), Class A * (a)	1,418	265,927
Zendesk, Inc. * (a)	1,267	92,368

		2,475,597

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Specialty Retail — 3.3%
Home Depot, Inc. (The)	1,412	327,552
Ross Stores, Inc.	1,731	190,125

		517,677

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	2,105	471,438

Textiles, Apparel & Luxury Goods — 1.8%
Lululemon Athletica, Inc. *	1,476	284,213

TOTAL COMMON STOCKS (Cost $9,470,074)		15,398,018

SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $378,294)	378,180	378,294

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.8%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (b) (c)	378,015	378,015
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	67,778	67,778

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $445,824)		445,793

Total Investments — 102.6% (Cost $10,294,192)		16,222,105
Liabilities in Excess of Other Assets — (2.6)%		(418,345)

Net Assets — 100.0%		15,803,760

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $435,152,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,222,105	$—	$—	$16,222,105

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(a)(b)	$177,684	$1,594,616	$1,393,950	$(49)	$(7)	$378,294	378,180	$2,021	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22%(a)(b)	406,108	552,000	580,000	(25)	(68)	378,015	378,015	2,796	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00%(a)(b)	96,965	497,421	526,608	—	—	67,778	67,778	474	—

Total	$680,757	$2,644,037	$2,500,558	$(74)	$(75)	$824,087		$5,291	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.